Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Liabilities	£ 671,940	£ 668,607	£ 655,485
Lease liabilities	535	630
Bank deposits
Financial instruments
Liabilities	44,092	31,452
Financial Liabilities	44,092	31,452
Items in course of transmission to other banks	192	136
Customer deposits
Financial instruments
Liabilities	442,998	433,490
Settlement balances
Financial instruments
Liabilities	942	1,729
Trading liabilities
Financial instruments
Liabilities	49,022	54,714
Financial Liabilities	49,022	54,714
Derivatives
Financial instruments
Liabilities	53,974	72,082
Financial Liabilities	53,974	72,082
Net hedging derivative liabilities	356	464
Other financial liabilities
Financial instruments
Liabilities	67,599	61,087
Financial Liabilities	67,599	61,087
Subordinated liabilities
Financial instruments
Liabilities		6,136
Financial Liabilities	6,123	6,136
Notes in circulation
Financial instruments
Liabilities	3,164	3,316
Financial Liabilities	3,164	3,316
Other Financial liabilities
Financial instruments
Liabilities	4,026	4,601
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,971	8,998
Other liabilities
Financial instruments
Liabilities	3,432	3,917
Other liabilities | Other Financial liabilities
Financial instruments
Liabilities	3,432	3,917
Held-for-trading
Financial instruments
Liabilities	102,996	126,796
Financial Liabilities	102,600	126,300
Held-for-trading | Trading liabilities
Financial instruments
Liabilities	49,022	54,714
Held-for-trading | Derivatives
Financial instruments
Liabilities	53,974	72,082
DFV
Financial instruments
Liabilities	4,854	3,782
DFV | Other financial liabilities
Financial instruments
Liabilities	4,617	3,548
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
DFV | Subordinated liabilities
Financial instruments
Liabilities	237	234
Amortised cost
Financial instruments
Liabilities	560,658	534,112
Lease liabilities	535	630
Amortised cost | Bank deposits
Financial instruments
Liabilities	44,092	31,452
Financial Liabilities	44,100	31,500
Amortised cost | Customer deposits
Financial instruments
Liabilities	442,998	433,490
Financial Liabilities	443,000	433,500
Amortised cost | Settlement balances
Financial instruments
Liabilities	942	1,729
Financial Liabilities	900	1,700
Amortised cost | Other financial liabilities
Financial instruments
Liabilities	62,982	57,539
Amortised cost | Subordinated liabilities
Financial instruments
Liabilities	5,886	5,902
Financial Liabilities	5,900	5,900
Amortised cost | Notes in circulation
Financial instruments
Liabilities	3,164	3,316
Financial Liabilities	3,200	3,300
Amortised cost | Other Financial liabilities
Financial instruments
Liabilities	£ 594	£ 684